Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration [abstract]
Research and development expenditures	$ 300.0	$ 315.0	$ 307.0
Disclosure of operating segments [line items]
Total	10.3	8.1	7.0
KPMG [Member]
Disclosure of operating segments [line items]
Audit fee	2.8	7.1	6.1
Audit related fee	1.2	1.0	0.9
Tax fee	0.0	0.0	0.0
Other service fee	0.0	0.0	0.0
Ernst and Young [Member]
Disclosure of operating segments [line items]
Audit fee	4.7	0.0	0.0
Audit related fee	0.5	0.0	0.0
Tax fee	0.2	0.0	0.0
Other service fee	0.9	0.0	0.0
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.5	$ 0.9	$ 0.8